FINANCIAL INSTRUMENTS - Summary of assets and liabilities based on categories (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 5,838	$ 7,686	$ 5,825	$ 9,300
Restricted cash	65	97
Trade accounts receivable and other	4,186	3,661
Inventories	17,690	18,759
Prepaid expenses and other current assets	3,229	3,037
Total current assets	31,008	33,240
Non-current assets:
Goodwill and intangible assets	4,947	5,102
Property, plant and equipment and biological assets	33,142	33,656
Investments in associates and joint ventures	10,168	10,078
Other investments	283	513
Deferred tax assets	9,563	9,469
Other assets	1,736	1,859
Total non-current assets	59,839	60,677
Total assets	90,847	93,917
Current liabilities:
Short-term debt and current portion of long-term debt	2,357	2,312
Trade accounts payable and other	12,493	13,605
Short-term provisions	455	588
Accrued expenses and other liabilities	4,674	4,967
Income tax liabilities	327	297
Total current liabilities	20,306	21,769
Non-current liabilities:
Long-term debt, net of current portion (note 8)	8,770	8,369
Deferred tax liabilities	2,270	2,432
Deferred employee benefits	2,620	2,741
Long-term provisions	1,407	1,477
Other long-term obligations	1,175	1,061
Total non-current liabilities	16,242	16,080
Equity:
Equity attributable to the equity holders of the parent	52,204	53,961
Non-controlling interests	2,095	2,107
Total equity	54,299	56,068	$ 57,909	$ 55,590
Total liabilities and equity	90,847	$ 93,917
Restricted cash and cash equivalents environmental obligations	52
Restricted cash and cash equivalents mandatory convertible bonds	13
Non-financial liabilities
Current liabilities:
Short-term debt and current portion of long-term debt	0
Trade accounts payable and other	0
Short-term provisions	432
Accrued expenses and other liabilities	1,063
Income tax liabilities	327
Total current liabilities	1,822
Non-current liabilities:
Long-term debt, net of current portion (note 8)	0
Deferred tax liabilities	2,270
Deferred employee benefits	2,620
Long-term provisions	1,407
Other long-term obligations	383
Total non-current liabilities	6,680
Equity:
Equity attributable to the equity holders of the parent	52,204
Non-controlling interests	2,095
Total equity	54,299
Total liabilities and equity	62,801
Financial liabilities | Liabilities at amortised cost
Current liabilities:
Short-term debt and current portion of long-term debt	2,357
Trade accounts payable and other	12,493
Short-term provisions	23
Accrued expenses and other liabilities	3,275
Income tax liabilities	0
Total current liabilities	18,148
Non-current liabilities:
Long-term debt, net of current portion (note 8)	8,770
Deferred tax liabilities	0
Deferred employee benefits	0
Long-term provisions	0
Other long-term obligations	586
Total non-current liabilities	9,356
Equity:
Equity attributable to the equity holders of the parent	0
Non-controlling interests	0
Total equity	0
Total liabilities and equity	27,504
Financial liabilities | Derivatives
Current liabilities:
Short-term debt and current portion of long-term debt	0
Trade accounts payable and other	0
Short-term provisions	0
Accrued expenses and other liabilities	336
Income tax liabilities	0
Total current liabilities	336
Non-current liabilities:
Long-term debt, net of current portion (note 8)	0
Deferred tax liabilities	0
Deferred employee benefits	0
Long-term provisions	0
Other long-term obligations	206
Total non-current liabilities	206
Equity:
Equity attributable to the equity holders of the parent	0
Non-controlling interests	0
Total equity	0
Total liabilities and equity	542
Non-financial assets
Current assets:
Cash and cash equivalents	0
Restricted cash	0
Trade accounts receivable and other	0
Inventories	17,690
Prepaid expenses and other current assets	1,472
Total current assets	19,162
Non-current assets:
Goodwill and intangible assets	4,947
Property, plant and equipment and biological assets	33,066
Investments in associates and joint ventures	10,168
Other investments	0
Deferred tax assets	9,563
Other assets	397
Total non-current assets	58,141
Total assets	77,303
Financial assets | Assets at amortized cost
Current assets:
Cash and cash equivalents	5,838
Restricted cash	65
Trade accounts receivable and other	3,875
Inventories	0
Prepaid expenses and other current assets	1,158
Total current assets	10,936
Non-current assets:
Goodwill and intangible assets	0
Property, plant and equipment and biological assets	0
Investments in associates and joint ventures	0
Other investments	0
Deferred tax assets	0
Other assets	1,105
Total non-current assets	1,105
Total assets	12,041
Financial assets | Fair value recognized in profit or loss
Current assets:
Cash and cash equivalents	0
Restricted cash	0
Trade accounts receivable and other	0
Inventories	0
Prepaid expenses and other current assets
Total current assets	0
Non-current assets:
Goodwill and intangible assets	0
Property, plant and equipment and biological assets	76
Investments in associates and joint ventures	0
Other investments
Deferred tax assets
Other assets	136
Total non-current assets	212
Total assets	212
Financial assets | Fair value recognized in OCI
Current assets:
Cash and cash equivalents	0
Restricted cash	0
Trade accounts receivable and other	311
Inventories	0
Prepaid expenses and other current assets	0
Total current assets	311
Non-current assets:
Goodwill and intangible assets	0
Property, plant and equipment and biological assets	0
Investments in associates and joint ventures	0
Other investments	283
Deferred tax assets	0
Other assets	0
Total non-current assets	283
Total assets	594
Financial assets | Derivatives
Current assets:
Cash and cash equivalents	0
Restricted cash	0
Trade accounts receivable and other	0
Inventories	0
Prepaid expenses and other current assets	599
Total current assets	599
Non-current assets:
Goodwill and intangible assets	0
Property, plant and equipment and biological assets	0
Investments in associates and joint ventures	0
Other investments	0
Deferred tax assets	0
Other assets	98
Total non-current assets	98
Total assets	$ 697